------------------------
                                                        OMB APPROVAL
                                                        ------------------------
                                                        OMB Number: 3235-0578

                                                        Expires: April 30, 2010

                                                        Estimated average burden
                                                        hours per response: 10.5
                                                        ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    1324 4th Avenue, Suite 2144   Seattle, Washington               98101
-------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)

                              Richard S. McCormick

McCormick Capital Management   1324 4th Avenue, Suite 2144   Seattle,  WA 98101
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863

Date of fiscal year end: September 30, 2007
                         ------------------

Date of reporting period: June 30, 2007
                         ------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                  June 29, 2007
                                   (unaudited)

            Bonds 92.5 %
                                                                                             Market Value
Par Value   U.S. Government/Agencies Notes and Bonds 6.5%             Maturity   Coupon        (Note 2)
---------   ------------------------------------------------------    --------   ------      ------------
 $250,000   U.S. Treasury Note                                        02/15/10    3.500%      $  241,465
  100,000   Federal Home Loan Bank                                    10/20/11    5.250%          98,921
  590,000   U.S. Treasury Bond (a)                                    05/15/16    7.250%         681,865
  100,000   U.S. Treasury Bond                                        02/15/21    7.875%         125,836
                                                                                              ----------
              Total U.S. Government Notes and Bonds                                            1,148,087
                                                                                              ----------
            Securitized /Asset Backed Bonds 13.5%
            ------------------------------------------------------
   40,796   Centerpoint Energy (2001-1 A2)                            09/15/09    4.760%          40,759
  100,513   Daimler Chrysler Rec Auto Trust (2004-C A4)               12/08/09    3.280%          99,237
   16,427   Toyota Auto Receivable (2003-A A4)                        03/15/10    2.200%          16,407
  252,000   CCCIT 2003-A6                                             05/17/10    2.900%         246,736
  233,534   Chase Manhattan Auto Owner Trust (2004-A A4)              09/15/10    2.830%         230,481
  105,056   Fannie Mae (545171)                                       08/01/14    5.500%         104,348
   55,645   GNMA (552372)                                             02/15/17    6.000%          55,943
   58,818   GNMA (577742)                                             09/15/17    5.500%          58,057
  131,000   Freddie Mac (2962 YE)                                     09/15/18    4.500%         124,132
  176,932   GNMA (605079)                                             03/15/19    4.000%         164,290
  200,000   Freddie Mac (2792 PY)                                     11/15/24    4.000%         194,640
  125,419   Freddie Mac (FHR 1963 Z)                                  01/15/27    7.500%         127,511
  300,000   Freddie Mac (FHR 2656 BD)                                 04/15/28    5.000%         298,461
  285,705   Freddie Mac (FHR 2744 PC)                                 01/15/31    5.500%         285,701
  191,352   Fannie Mae (633012)                                       02/01/32    7.000%         198,326
  140,650   GNMA (G2SF POOL 3556 5.5%)                                05/20/34    5.500%         136,521
                                                                                              ----------
              Total Securitized /Asset Backed Bonds                                            2,381,550
                                                                                              ----------
            Corporate Bonds Industrial - Basic 1.9%
            ------------------------------------------------------
  200,000   International Paper Co.                                   01/15/09    4.250%         195,990
  150,000   Domtar Inc.                                               12/01/13    5.375%         134,625
                                                                                              ----------
              Total Corporate Bonds Industrial - Basic                                           330,615
                                                                                              ----------
            Corporate Bonds Industrial - Capital Goods 3.5%
            ------------------------------------------------------
  468,000   Raytheon Co.                                              11/15/07    4.500%         466,360
  150,000   Alliant Techsystems                                       04/01/16    6.750%         145,875
                                                                                              ----------
              Total Corporate Bonds Industrial -Capital Goods                                    612,235
                                                                                              ----------
            Corporate Bonds Industrial - Communications 8.5%
            ------------------------------------------------------
  100,000   Verizon Global                                            01/15/08    4.000%          99,259
  400,000   Ameritech Corp.                                           01/15/08    6.150%         401,467
  149,000   GTE Corp.                                                 04/15/08    6.460%         150,059
  150,000   Comcast Corp.                                             07/15/12   10.625%         178,115
  200,000   Rogers Wireless                                           12/15/12    7.250%         211,704
  250,000   GTE Corp.                                                 04/15/18    6.840%         262,712
  200,000   SW Bell Tel.                                              10/15/26    7.200%         203,562
                                                                                              ----------
              Total Corporate Bonds Industrial - Communications                                1,506,878
                                                                                              ----------
            Corporate Bonds Industrial - Cyclical 2.7%
            ------------------------------------------------------
  485,000   Ford Motor Credit                                         01/12/09    5.800%         474,743
                                                                                              ----------
            Corporate Bonds Industrial - Non-cyclical 6.3%
            ------------------------------------------------------
  400,000   Kroger Co.                                                08/15/07    7.800%         401,001
  100,000   Diageo Capital                                            11/19/07    3.500%          99,246
  400,000   RAI float                                                 06/15/11    6.060%(c)      401,500
  200,000   RJ Reynolds                                               06/01/12    7.250%         207,171
                                                                                              ----------
              Total Corporate Bonds Industrial - Non-cyclical                                  1,108,918
                                                                                              ----------
            Corporate Bonds Industrial - Energy 2.8%
            ------------------------------------------------------
  500,000   Ocean Energy Inc.                                         10/01/07    4.375%         498,539
                                                                                              ----------
            Corporate Bonds Industrial - Transportation 2.1%
            ------------------------------------------------------
  400,000   BNSF Funding Trust                                        12/15/55    5.660%         365,378
                                                                                              ----------
            Corporate Bonds Industrial - Technology 1.6%
            ------------------------------------------------------
  200,000   Xerox Corp                                                02/01/17    6.750%         205,156
   75,000   Xerox Capital Trust                                       02/01/27    8.000%          76,996
                                                                                              ----------
              Total Corporate Bonds Industrial - Technology                                      282,152
                                                                                              ----------

                            PORTFOLIO OF INVESTMENTS
                              The Elite Income Fund
                                  June 29, 2007
                                   (unaudited)

                                                                                             Market Value
Par Value   Corporate Bonds Utilities - Electric 22.8%                Maturity   Coupon        (Note 2)
---------   ------------------------------------------------------   ---------   ------      ------------
 $250,000   AES Indianapolis P&L                                      08/01/07   7.375%      $   250,275
  400,000   Avista Corp                                               06/01/08   9.750%          412,823
  100,000   Entergy Louisiana                                         11/01/10   5.830%           99,659
  150,000   Nevada Power Co.                                          06/01/11   8.250%          162,308
  250,000   Hawaiin Electric                                          08/15/11   6.141%          251,991
  350,000   Sierra Pacific Power                                      04/15/12   6.250%          352,827
  350,000   CMS Energy                                                07/17/17   6.550%          345,320
  100,000   Centerpoint Energy                                        07/01/23   5.600%           92,886
  100,000   Northern St. Power - MN                                   07/01/25   7.125%          109,795
   50,000   Georgia Power                                             11/01/42   4.875%           49,913
  400,000   Swepco Capital Trust                                      10/01/43   5.250%          396,369
  225,000   Dominion Resources                                        06/30/66   7.500%          236,460
  525,000   PPL Capital Funding                                       03/30/67   6.700%          505,534
  750,000   Puget Sound Energy                                        06/01/67   6.974%          741,473
                                                                                             -----------
              Total Corporate Bonds Utilities - Electric                                       4,007,633
                                                                                             -----------
            Corporate Bonds Utilities - Natural Gas 3.8%
            ------------------------------------------------------
  200,000   TGT Pipeline                                              06/01/18   5.200%          182,379
  460,000   Enterprise Products                                       08/01/66   8.375%          490,936
                                                                                             -----------
              Total Corporate Bonds Utilities - Natural Gas                                      673,315
                                                                                             -----------
            Corporate Bonds Finance - Banking 4.9%
            ------------------------------------------------------
  650,000   MI float                                                  12/04/12   5.630%(c)       649,894
  222,000   First MD Cap. II                                          02/01/27   6.221%(c)       218,280
                                                                                             -----------
              Total Corporate Bonds Finance - Banking                                            868,174
                                                                                             -----------
            Corporate Bonds Finance - Misc. Finance Companies 4.3%
            ------------------------------------------------------
  305,000   Residential Capital                                       11/21/08   6.660%(c)       305,814
  100,000   Residential Capital                                       05/22/09   6.460%(c)        99,534
  100,000   CountryWide Home Loan                                     09/15/09   4.125%           96,993
  250,000   Freddie Mac                                               01/11/10   5.250%          249,313
                                                                                             -----------
              Total Corporate Bonds Finance                                                      751,654
                                                                                             -----------
            Corporate Bonds Finance - Insurance 4.2%
            ------------------------------------------------------
  300,000   Wellpoint Inc.                                            12/14/07   3.750%          297,650
  100,000   C.N.A. Financial                                          08/15/12   8.375%          108,569
  100,000   Genworth Financial                                        11/15/66   6.150%           94,189
  250,000   Chubb Corp                                                03/29/67   5.875%          244,475
                                                                                             -----------
              Total Corporate Bonds - Insurance                                                  744,883
                                                                                             -----------
            Corporate Bonds Finance - REIT's 3.1%
            ------------------------------------------------------
  500,000   Trusteet Properties                                       04/01/15   7.500%          538,071
                                                                                             -----------
            Total Value of Bonds                                                              16,292,825
            (Cost $16,417,426)                                                               -----------

  Shares    Common Stock 3.7%
---------   ------------------------------------------------------
    1,500   Diamond Offshore                                                                     152,340
    7,000   Altria Group                                                                         490,980
                                                                                             -----------
              Total Common Stock
              (cost $ 651,402)                                                                   643,320
                                                                                             -----------
            Short Term Investments 9.0%
            ------------------------------------------------------
  825,337   PNC Bank Money Market                                                                825,337
  696,937   Institutional Money Market Trust (b)                                                 696,937
                                                                                             -----------
              Total Short Term Investments (Cost $1,522,274)                                   1,522,274
                                                                                             -----------
            Total Investments (Cost $18,591,102)                         104.9%               18,458,419
            Liabilities in excess of other assets                         -4.9%                 (861,288)
                                                                     ---------               -----------
            NET ASSETS                                                   100.0%              $17,597,131
                                                                     =========               ===========

At March 31, 2007, unrealized appreciation of securities for Federal Income Tax purposes based on tax cost of $17,519,500 is:

                Gross unrealized appreciation                        $  86,334
                Gross unrealized depreciation                         (222,181)
                                                                     ---------
                Net unrealized depreciation                          $(135,847)
                                                                     =========

(a) This security was on loan at June 29, 2007. The total value of securities on loan was $681,865.

(b) This security was purchased with cash collateral received for securities on loan at June 29, 2007.

(c) Variable rate security; Interst rate shown is the rate in effect as of June 29, 2007.

                            PORTFOLIO OF INVESTMENTS
                         The Elite Growth & Income Fund
                                  June 29, 2007
                                   (unaudited)

  Shares                                                         Market Value
----------                                                       ------------
             Common Stock 97.1%

             Basic Industries 2.5%
             -----------------------------------------
    60,000   Barrick Gold Corp                                   $ 1,744,200
                                                                 -----------
               Total Basic Industries                              1,744,200
                                                                 -----------
             Business Services 7.5%
     5,000   Google Inc. * (a)                                     2,616,900
    30,000   Monster Worldwide Inc. *                              1,233,000
    60,000   Omniture Inc. *                                       1,375,200
                                                                 -----------
               Total Business Services                             5,225,100
                                                                 -----------
             Capital/Industrial Goods & Services 16.1%
             -----------------------------------------
    30,000   Cummins Inc.                                          3,036,300
    70,000   General Electric Co.                                  2,679,600
    30,000   United Technologies Corp.                             2,127,900
    55,000   Wesco International Inc. * (b)                        3,324,750
                                                                 -----------
               Total Capital Goods                                11,168,550
                                                                 -----------
             Consumer Goods & Services 20.9%
             -----------------------------------------
    40,000   Alaska Air Group *                                    1,114,400
    25,000   Altria Group                                          1,753,500
    40,000   America Movil (b)                                     2,477,200
    40,000   Best Buy Co., Inc. (b)                                1,866,800
    70,000   CVS Caremark Corp. (a)                                2,551,500
    25,000   JC Penney Holdings Co Inc. (b)                        1,809,500
    55,000   The Childrens Place Retail Stores *                   2,840,200
                                                                 -----------
               Total Consumer Goods                               14,413,100
                                                                 -----------
             Energy 21.1%
             -----------------------------------------
    50,000   Atwood Oceanics Inc. *                                3,431,000
    30,000   Devon Energy Corp.                                    2,348,700
    30,000   Diamond Offshore Drilling Inc. (a)                    3,046,800
    40,000   Noble Corp (b)                                        3,900,800
    50,000   Sasol LTD (a)                                         1,877,000
                                                                 -----------
               Total Energy                                       14,604,300
                                                                 -----------
             Financial Intermediaries 11.7%
             -----------------------------------------
    60,000   E*Trade Financial Corp. * (a)                         1,325,400
    59,900   First Cash Financial Services Inc. *                  1,404,056
    10,000   Goldman Sachs Group (b)                               2,167,500
    10,000   NYSE Group                                              736,200
    25,000   Ultra Short QQQ Proshares *                           1,141,500
    20,000   State Street Corp                                     1,368,000
                                                                 -----------
               Total Financial Intermediaries                      8,142,656
                                                                 -----------
             Health Care Goods & Services 14.7%
             -----------------------------------------
    50,000   Aetna Inc. (a)                                        2,470,000
   950,000   Antigenics Inc. * (b)                                 2,717,000
    40,000   E-Z-EM Inc. *                                           640,000
    50,000   Nastech Pharm. Inc. * (a)                               545,500
    50,000   Syneron Medical LTD *                                 1,247,500
    50,000   UnitedHealth Group Inc.                               2,557,000
                                                                 -----------
               Total Health Care                                  10,177,000
                                                                 -----------
             Utility 2.6%
             -----------------------------------------
   100,000   Duke Energy                                         $ 1,830,000
                                                                 -----------
               Total Utility                                       1,830,000
                                                                 -----------
               Total Value of Common Stock
               (Cost $54,479,225)                                $67,304,906
                                                                 -----------
             Short Term Investments 22.3%
             -----------------------------------------
 3,004,423   PNC Bank Money Market                                 3,004,423
11,794,442   Institutional Money Market Trust (c)                 11,794,442
                                                                 -----------
             Total Value Of Short-Term Investments                14,798,865
             (Cost $14,798,865)                                  -----------

               Total Investments in Securities
               (Cost $69,278,090)                        118.4%   82,103,771
                                                         ------  -----------
             Call Options Written                         -1.8%   (1,218,250)
                                                         -----   -----------
             Liabilities in excess of
             Other assets                                -16.6%  (11,548,583)
                                                         -----   -----------
             Net Assets                                  100.0%  $69,336,938
                                                         =====   ===========

At June 29, 2007, unrealized appreciation of securities for Federal Income Tax purposes based on cost of $68,247,744 (net of premiums on options written) is as follows:

Unrealized appreciation                                           13,440,910
Unrealized depreciation                                             (803,133)
                                                                 -----------
Net unrealized appreciation                                      $12,637,777
                                                                 ===========

*Non-income producing

(a) All or a portion of the security is pledged as collateral for options written

(b) All or a portion of this security was on loan at June 29, 2007. The value of securities on loan was $11,419,689.

(c) This security was purchased with cash collateral received for securities on loan at June 29, 2007.

                  Schedule of Call Options Written
                     Elite Growth & Income Fund
 Contracts                 June 29, 2007
----------   -----------------------------------------
       500   Aetna 10/20/07  $50                                 $  (143,750)
       700   CVS Corp 1/19/08  $35                                  (273,000)
       300   Diamond Offshore 12/22/07 $100                         (322,500)
       600   E*Trade 1/19/08 $25                                     (81,000)
        50   Google 9/22/07 $500                                    (211,750)
       500   Nastech Pharm. 12/22/07 $12.50                          (63,750)
       500   Sasol LTD 12/22/07 $40                                 (122,500)
                                                                 -----------
               Total Call Options Written                        $(1,218,250)
             (Premiums $1,030,346)                               ===========

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Elite Group of Mutual Funds
             -----------------------------------------------------


By (Signature and Title)* /s/ Richard S. McCormick
                          ----------------------------------------
                          Richard S. McCormick, President

Date July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Richard S. McCormick
                          ----------------------------------------
                          Richard S. McCormick, President

Date July 27, 2007


By (Signature and Title)* /s/ John W. Meisenbach
                          ----------------------------------------
                          John W. Meisenbach, Treasurer

Date July 27, 2007

* Print the name and title of each signing officer under his or her signature.